GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.4 - Schedule 4

LOAN DATA							ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
xx	xx	xx		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal							xx	$0.00	0.000%	xx	xx																No	Not Applicable	4.6
xx	xx	xx		xx	xx	Not Applicable	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1
xx	xx	xx		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	2.1
xx	xx	xx		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1.6
xx	xx	xx		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1
xx	xx	xx		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal																											Yes	Not Applicable	1